Note 14 - Held-to-maturity investments (Tables)	12 Months Ended
Dec. 31, 2017
Held to maturity investment
Held-to-maturity investments Debt Securities
Held-to-maturity investments. Debt Securities (*) (Millions of euros)
	2017	2016
Domestic Debt Securities
Spanish Government and other general governments agencies debt securities	5,754	8,063
Other debt securities	230	562
Issued by credit institutions	203	494
Issued by other issuers	27	68
Subtotal	5,984	8,625
Turkey	5,400	6,184
Turkey Government and other general governments agencies debt securities	4,515	5,263
Other debt securities	885	921
Issued by credit institutions	845	876
Issued by other issuers	40	45
Other countries	2,370	2,887
Other foreign governments and other general governments agencies debt securities	2,349	2,719
Other debt securities	21	168
Issued by credit institutions	-	146
Issued by other issuers	21	22
Subtotal	7,770	9,071
Total	13,754	17,696

(*) As of December 31, 2015 the Group BBVA has not registered any balances in this heading.

Held to maturity investments Debt Securities By Rating
Held to maturity investments. Debt Securities by Rating
	December 2017		December 2016
	Book value(Millions of Euros)%		Book value(Millions of Euros)%
AA	41	0.3%	43	0.2%
AA-	-	-	134	0.8%
A+	55	0.4%	-	-
BBB+	5,667	41.2%	10,472	59.2%
BBB	2,412	17.5%	591	3.3%
BBB-	2,818	20.5%	5,187	29.3%
BB+ or below	1,696	12.3%	-	-
Without rating	1,064	7.7%	1,270	7.2%
Total	13,754	100.0%	17,696	100.0%

Debt securities reclassified to "Held to Maturity Investments"
Debt Securities reclassified to "Held to Maturity Investments" (Millions of euros)
	As of Reclassification date		As of December 31, 2017 (*)		As of December 31, 2016 (*)
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
BBVA, S.A.	11,162	11,162	6,521	6,551	9,589	9,635
TURKIYE GARANTI BANKASI, A.S	6,488	6,488	5,381	5,392	6,230	6,083
Total	17,650	17,650	11,902	11,943	15,819	15,718

(*) The decrease in book value is mainly due to amortizations since the date of reclassification.

Effect on Income Statement and other comprehensive income, Held to Maturity Investments
Effect on Income Statement and Other Comprehensive Income (Millions of euros)
	As of December 31, 2017			As of December 31, 2016
	Recognized in	Effect of not Reclassifying		Recognized in	Effect of not Reclassifying
	Income Statement	Income Statement	Equity"Accumulated other comprehensive income"	Income Statement	Income Statement	Equity"Accumulated other comprehensive income"
BBVA, S.A.	172	172	(18)	230	230	(86)
TURKIYE GARANTI BANKASI, A.S	545	545	(16)	326	326	(225)
Total	717	717	(34)	557	557	(311)